Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DEUTSCHE DWS MARKET TRUST
Entity Central Index Key	0000095603
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000016894
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class A
Trading Symbol	KTRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.89%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.90%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[1]
AssetsNet	$ 619,871,222
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,113,873
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

C000016897
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class C
Trading Symbol	KTRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.76%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%	[2]
AssetsNet	$ 619,871,222
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,113,873
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

C000148117
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class R6
Trading Symbol	KTRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.56%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[3]
AssetsNet	$ 619,871,222
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,113,873
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

C000016899
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Class S
Trading Symbol	KTRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$35	0.69%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.70%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[4]
AssetsNet	$ 619,871,222
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,113,873
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

C000016900
Shareholder Report [Line Items]
Fund Name	DWS Global Income Builder Fund
Class Name	Institutional Class
Trading Symbol	KTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about DWS Global Income Builder Fund (the "Fund") for the period November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$33	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.67%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[5]
AssetsNet	$ 619,871,222
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 1,113,873
InvestmentCompanyPortfolioTurnover	72.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets ($)	619,871,222
Number of Portfolio Holdings	352
Portfolio Turnover Rate (%)	72
Total Net Advisory Fees Paid ($)	1,113,873

Holdings [Text Block]

What did the Fund invest in?

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Fixed Income Exposure	55%
Corporate Bonds	21%
Government & Agency Obligations	15%
Asset-Backed	8%
Mortgage-Backed Securities Pass-Throughs	4%
Exchange-Traded Funds-Fixed Income	3%
Commercial Mortgage-Backed Securities	2%
Collateralized Mortgage Obligations	2%
Loan Participations and Assignments	0%
Equity Exposure	59%
Common Stocks	37%
Equity Index Futures	20%
Preferred Stocks	2%
Warrants	0%
Rights	0%
Cash Equivalents	8%
Cash Equivalents	8%
Other Assets and Liabilities, Net	(2%)

Holdings-based data is subject to change.

Geographical Diversification

Table Summary
Country	% of Net Assets
United States	82%
Non US	32%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.